Summary Of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended					12 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Restricted Stock [Member]	Sep. 30, 2013 Percentage of major customers revenue accounted for 10% or more of total revenues Customer	Sep. 30, 2012 Percentage of major customers revenue accounted for 10% or more of total revenues Customer	Dec. 31, 2012 Percentage of major customers revenue accounted for 10% or more of total revenues Customer	Dec. 31, 2011 Percentage of major customers revenue accounted for 10% or more of total revenues Customer	Sep. 30, 2013 Percentage of major customers revenue accounted for 10% or more of total revenues Settled amount Customer	Sep. 30, 2012 Percentage of major customers revenue accounted for 10% or more of total revenues Settled amount Customer
Significant Accounting Policies [Line Items]
Anti dilutive securities		18,624,308		1,445,000
Dilutive effects of convertible preferred stock	14,999,000		14,999,000
Number of major customers accounted for 10% or more of total revenues					3	2	2	4
Concentration percentage					89.00%	41.00%	52.00%	85.00%		74.00%
Number of counter parties									1	3